Risk and Capital Management (Details 11) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Deposits	R$ 1,054,741	R$ 951,352
Percentage of funding from clients	100.00%	100.00%
Funds from acceptances and issuance of securities	R$ (175)	R$ (82)
Subordinated debt	45,224	46,677
Total	1,567,584	1,399,596
Demand Deposit [Member]
IfrsStatementLineItems [Line Items]
Deposits	R$ 124,920	R$ 105,634
Percentage of funding from clients	8.00%	7.60%
Saving Deposits [Member]
IfrsStatementLineItems [Line Items]
Deposits	R$ 180,730	R$ 174,765
Percentage of funding from clients	11.50%	12.50%
Time Deposits [Member]
IfrsStatementLineItems [Line Items]
Deposits	R$ 735,376	R$ 656,591
Percentage of funding from clients	46.90%	46.90%
Other Deposit [Member]
IfrsStatementLineItems [Line Items]
Deposits	R$ 13,715	R$ 14,362
Percentage of funding from clients	0.90%	1.00%
Security Deposits [Member]
IfrsStatementLineItems [Line Items]
Percentage of funding from clients	23.70%	23.50%
Funds from acceptances and issuance of securities	R$ 372,294	R$ 328,645
Own Issue [Member]
IfrsStatementLineItems [Line Items]
Funds from own issue	R$ 2	R$ 8
Subordinateds Debt [Member]
IfrsStatementLineItems [Line Items]
Percentage of funding from clients	9.00%	8.50%
Subordinated debt	R$ 140,547	R$ 119,591
Not later than one month [member]
IfrsStatementLineItems [Line Items]
Deposits	894,482	817,050
Total	1,089,345	1,019,042
Not later than one month [member] | Demand Deposit [Member]
IfrsStatementLineItems [Line Items]
Deposits	124,920	105,634
Not later than one month [member] | Saving Deposits [Member]
IfrsStatementLineItems [Line Items]
Deposits	180,730	174,765
Not later than one month [member] | Time Deposits [Member]
IfrsStatementLineItems [Line Items]
Deposits	580,855	527,841
Not later than one month [member] | Other Deposit [Member]
IfrsStatementLineItems [Line Items]
Deposits	7,977	8,810
Not later than one month [member] | Security Deposits [Member]
IfrsStatementLineItems [Line Items]
Funds from acceptances and issuance of securities	189,700	200,886
Subordinated debt	R$ 5,163	R$ 1,106